Note to cash flow statement - Changes in carrying amount of liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financial activities outstanding at beginning of period	€ (4,211.2)	€ (3,644.4)	€ (3,963.0)
Changes from financing cash flows
(Decrease) in financial assets cash > 3 months	(741.7)	(277.2)	(646.1)
Decrease/(increase) in restricted cash	0.3	0.5	(0.3)
Net cash flow from (increase)/decrease in debt	(1,201.5)	(274.4)	322.9
Other changes
Translation on U.S. dollar denominated debt	15.7	19.7	(4.3)
Adjustment on initial application of IFRS 16 (net of tax)		(140.4)
Lease additions	(25.2)	(166.1)
Interest expense	(4.6)	(5.6)
Liabilities from financial activities outstanding at end of period	(5,426.8)	(4,211.2)	(3,644.4)
Less than one year
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financial activities outstanding at beginning of period	(457.3)	(309.4)
Other changes
Liabilities from financial activities outstanding at end of period	(1,778.4)	(457.3)	(309.4)
More than one year
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financial activities outstanding at beginning of period	(3,753.9)	(3,335.0)
Other changes
Liabilities from financial activities outstanding at end of period	(3,648.4)	(3,753.9)	(3,335.0)
Current and non-current maturities of debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financial activities outstanding at beginning of period	(403.2)	(449.5)	(282.9)
Changes from financing cash flows
Increase in cash and cash equivalents in year, including net foreign exchange differences	84.3	890.8	160.6
(Decrease) in financial assets cash > 3 months	(741.7)	(277.2)	(646.1)
Decrease/(increase) in restricted cash	0.3	0.5	(0.3)
Net cash flow from (increase)/decrease in debt	(1,201.5)	(274.4)	322.9
Movement in net funds resulting from cash flows	(1,859.2)	338.7	(162.3)
Other changes
Translation on U.S. dollar denominated debt	15.7	19.7	(4.3)
Adjustment on initial application of IFRS 16 (net of tax)		(140.4)
Lease additions	(25.2)	(166.1)
Interest expense	(4.6)	(5.6)
Movement from other changes	(14.1)	(292.4)	(4.3)
Liabilities from financial activities outstanding at end of period	(2,276.5)	(403.2)	(449.5)
Cash and cash equivalents, cash > 3 months and restricted cash	3,150.3	3,808.0	3,194.9
Total borrowings	5,426.8	4,211.2	3,644.4
Net debt	€ 2,276.5	€ 403.2	€ 449.5